RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Due from Related Parties	$ 28,012	$ 39,077
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	22,579	34,472
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	2,995	3,447
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	1,367	1,158
Heilongjiang Ruixing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 1,071	$ 0